Executive and Supervisory Board Compensation - Supervisory Board Compensation (Details) - Supervisory Board Members - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Executive and Supervisory Board Compensation
Total	€ 5,131	€ 5,579	€ 5,427
thereof fixed compensation	3,460	3,507	3,185
thereof committee remuneration	€ 1,671	€ 2,071	€ 2,242